LEGAL CLAIMS AND OTHER MATTERS (Details) $ in Millions, $ in Millions				12 Months Ended			24 Months Ended
	Mar. 15, 2017 USD ($)	May 08, 2015 Contract	Oct. 09, 2008	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ARS ($)	Jun. 30, 2011 ARS ($)	Mar. 31, 2017 ARS ($)
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Payment for claims to provincial agencies				$ 147.4		$ 27.6
Provisions for contingency				$ 189.4		207.7
Validity period of precautionary measure				6 months	6 months
Accumulated impact on retained earnings due to obtaining injunction				$ 601.6
Increase in tariff percentage			20.00%
Receivables from income taxes and value added tax						69.4
Claim amount for the omission as agent of withholding and collection of turnover tax							$ 4.9
Canceled partial debt claim amount								$ 2.9
Number of natural gas contracts executed | Contract		3
Claim amount due to lower allocation of products obtained					$ 163.0
Adjusted of claim	$ 306.3
Nominal damages	134.0
Interest on nominal damages	$ 172.3
Provision for other matters				$ 6.5		$ 6.5